UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08989

                            Industry Leaders(R) Fund
               (Exact name of Registrant as specified in charter)

                            104 Summit Ave PO Box 80
                              Summit, NJ 07902-0080
               (Address of principal executive offices) (Zip code)

                               Gerald P. Sullivan
                            104 Summit Ave PO Box 80
                              Summit, NJ 07902-0080
                     (Name and address of agent for service)

Registrant's telephone number, including area code:          (908) 273 5440

Date of fiscal year end: 6/30

Date of reporting period:09/30/2006

                                    FORM N-Q

ITEM 1.  SCHEDULE OF INVESTMENTS.

Item 1. Schedule of Investments
Industry Leaders(R) Fund
Form N-Q
September 30, 2006



Industry                                 Company Name                                          Shares                Value
--------                                 ------------                                          ------                -----

Advertising                              Omnicom Group Inc                                        370               34,632
Aerospace/Defense                        Boeing Co                                              3,200              252,320
Air Transport                            United Parcel Service Inc                              1,985              142,801
Apparel                                  VF Corp                                                  680               49,606
Auto Parts                               Johnson Controls Inc                                   1,520              109,045
Bank                                     Bank of America Corp                                   6,100              326,777
Bank                                     JPMorgan Chase & Co                                    6,942              325,996
Bank                                     Wachovia Corp                                          5,860              326,988
Bank                                     Wells Fargo & Co                                       6,350              229,743
Beverage (Alcoholic)                     Anheuser-Busch Cos Inc                                   980               46,560
Beverage (Soft Drinks)                   Coca-Cola Co/The                                       3,400              151,912
Biotechnology                            Amgen Inc                                              1,510              108,010
Building Materials                       Fluor Corp                                               570               43,827
Cement & Aggregates                      Vulcan Materials Co                                      230               17,998
Chemical Diversified                     3M Co                                                  1,720              128,002
Chemical Specialty                       Praxair Inc                                            1,720              101,755
Chemicals (Basic)                        Dow Chemical Co/The                                    3,350              130,583
Computer & peripherals                   Hewlett-Packard Co                                     8,715              319,753
Computer & peripherals                   International Business Machines Corp                   1,455              119,223
Computer Software & Services             Microsoft Corp                                        11,940              326,320
Computer Software & Services             Oracle Corp                                           10,325              183,166
Diversified                              Honeywell International Inc                            1,700               69,530
Diversified                              United Technologies Corp                               5,160              326,886
Drug                                     Eli Lilly & Co                                         2,500              142,500
Drug                                     Merck & Co Inc                                         3,310              138,689
Drug                                     Pfizer Inc                                            11,515              326,565
Electrical Equipment                     Emerson Electric Co                                    1,940              162,688
Electrical Equipment                     General Electric Co                                    9,175              323,878
Financial Services                       American Express Co                                    5,870              329,190
Financial Services                       American International Group Inc                       4,935              326,993
Financial Services                       Citigroup Inc                                          6,581              326,878
Food Processing                          Archer-Daniels-Midland Co                              1,370               51,896
Food Processing                          Unilever NV                                           12,120              297,425
Food Wholesalers                         Sysco Corp                                             1,005               33,617
Furniture/Home Furnishings               Leggett & Platt Inc                                    1,550               38,797
Household Products                       Procter & Gamble Co                                    4,200              260,316
Industrial Services                      Cintas Corp                                            1,730               70,636
Insurance (Life)                         Metlife Inc                                            5,780              327,610
Insurance (Life)                         Prudential Financial Inc                               1,260               96,075
Insurance Property & Casualty            The Allstate Corporation                               3,005              188,504
Insurance Property & Casualty            Berkshire Hathaway Inc                                   103              326,922
Insurance Property & Casualty            Hartford Financial Services Group Inc                  2,980              258,515
Insurance Property & Casualty            The St Paul Travelers Cos Inc                          7,030              329,637

Industry Leaders(R) Fund
Form N-Q
September 30, 2006



Industry                                 Company Name                                          Shares                Value
--------                                 ------------                                          ------                -----

Machinery                                Caterpillar Inc                                        2,830              186,214
Medical Services                         UnitedHealth Group Inc                                 6,388              314,290
Medical Suppliies                        Abbott Laboratories                                    4,800              233,088
Medical Suppliies                        Johnson & Johnson                                      5,030              326,648
Metal Fabricating                        Illinois Tool Works Inc                                1,310               58,819
Metals & Mining (Diversified)            Alcoa Inc                                              4,540              127,302
Newspaper                                Gannett Co Inc                                         3,470              197,200
Oilfield Services/Equipment              Schlumberger Ltd                                       3,980              246,879
Petroleum Integrated                     Chevron Corp                                           4,938              320,279
Petroleum Integrated                     ConocoPhillips                                         5,320              316,700
Petroleum Integrated                     Exxon Mobil Corp                                       4,768              319,933
Petroleum Integrated                     Occidental Petroleum Corp                              4,710              226,598
Petroleum Producing                      Apache Corp                                            2,086              131,835
Pharmacy Services                        Walgreen Co                                            3,190              141,604
Precious Metals                          Barrick Gold Corp                                      3,200               98,304
Publishing                               The McGraw-Hill Cos Inc                                  730               42,362
Recreation                               Carnival Corp                                          2,740              128,862
Restaurant                               McDonald's Corp                                        3,240              126,749
Retail Building Supply                   Home Depot Inc                                         4,300              155,961
Retail Store                             Target Corp                                            2,080              114,920
Retail Store                             Wal-Mart Stores Inc                                    6,575              324,279
Securities Brokerage                     Merrill Lynch & Co Inc                                 4,130              323,049
Securities Brokerage                     Morgan Stanley                                         2,600              189,566
Semiconductor                            Intel Corp                                            15,750              323,978
Semiconductor                            Texas Instruments Inc                                  3,520              117,040
Semiconductor Capital Equipment          Applied Materials Inc                                  3,510               62,232
Shoe                                     Nike Inc                                                 380               33,296
Steel General                            Nucor Corp                                               730               36,128
Telecommunications Equipment             Cisco Systems Inc                                     12,800              294,400
Telecommunications Services              AT&T Inc                                              10,100              328,856
Telecommunications Services              Verizon Communications Inc                             5,770              214,240
Thrift                                   Washington Mutual Inc                                  3,870              168,229
Toiletries/Cosmetics                     The Estee Lauder Cos Inc                                 540               21,778
Water Utilities                          California Water Service Group                           120                4,432

TOTAL COMMON STOCK - 99.86%                                                                                     14,484,814

Money Market Securities (2.5% annual rate 9/30/06)                                                                 145,033

TOTAL INVESTMENTS - 100.86%                                                                                     14,629,847

Liabilities in Excess of Other Assets - (0.86%)                                                                   (124,233)

NET ASSETS                                                                                                      14,505,614

ITEM 2.  CONTROLS AND PROCEDURES.

      a. The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

      b. The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

      (a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INDUSTRY LEADERS FUND

By:   /S/ GERALD P. SULLIVAN
      ----------------------
      Gerald P. Sullivan
      President and Chief Executive Officer

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:   /S/ GERALD P. SULLIVAN
      ----------------------
      Gerald P. Sullivan
      President and Chief Executive Officer

Date: November 29 2006

INDUSTRY LEADERS(R) FUND

                                  EXHIBIT INDEX

      (a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.